Goodwill and Intangible Assets, Net (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011 OSI Restaurant Partners LLC OSI Outstanding Term Loan	Oct. 31, 2011 Outback Steakhouse International restaurant	Dec. 31, 2011 Outback Steakhouse International	Dec. 31, 2011 Outback Steakhouse International General and administrative	Dec. 31, 2011 Outback Steakhouse International General and administrative	Oct. 31, 2011 Outback Steakhouse International Minimum	Oct. 31, 2011 Outback Steakhouse International Maximum
Goodwill [Line Items]
Goodwill and indefinite-lived intangible asset impairment	$ 0	$ 0	$ 0
Number of restaurants sold					9
Proceeds from sale of a business	3,500,000	10,119,000	0		9,400,000
Indefinite-lived royalty									2.75%	4.00%
Repayments of debt				7,500,000
Accumulated disposal adjustments	0	(1,050,000)				1,100,000
(Gain) loss on disposal of business	(3,500,000)	4,331,000	0				4,300,000	4,300,000
Goodwill, purchase accounting adjustments	$ 3,604,000	$ 3,604,000	$ 3,604,000